AMERICAN AADVANTAGE SELECT FUNDS
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Supplement Dated September 27, 2004 to the Prospectus Dated March 1, 2004 as
   Supplemented on June 30, 2004


The first sentence of the fourth paragraph under Principal Strategies for the Money Market Select Fund on page 3 is hereby replaced with the following:

          The Fund invests more than 25% of its total assets in obligations issued by financial services companies.

The second bullet point under Principal Risk Factors for the Money Market Select Fund on page 4 is hereby replaced with the following:

          Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

                    ---------------------------------------

Supplement Dated September 27, 2004 to the Statement of Additional Information
   Dated March 1, 2004 as Supplemented on June 30, 2004

The page numbers for the following entries in the Table of Contents are hereby updated as follows:

          Proxy Voting Policies.......................................9
          Control Persons and 5% Shareholders.........................9
          Tax Information............................................11

Investment restrictions 1 through 9 on page 3 are hereby replaced with the following:

     No Portfolio of the AMR Trust may:

          1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

          2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

          3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

          4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Portfolio's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

          5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

          6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

          7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.

          8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

          The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuers of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

Non-fundamental investment restriction 2 on page 4 is hereby replaced with the following:

          2. Purchase securities on margin or effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).

The following Trustee information is hereby added to the Non-Interested Trustee table on page 5:

                         Position, Term of Office
                            and Length of Time
Name, Age and Address     Served with each Trust   Principal Occupation(s) During Past 5 Years and Current Directorships
---------------------    ------------------------  ---------------------------------------------------------------------
W. Humphrey Bogart (60)  Trustee since 2004        Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-
                                                   2003); Board Member, Baylor University Medical Center Foundation (1992-
                                                   Present); Trustee, American AAdvantage Funds (2004-Present); Trustee,
                                                   American AAdvantage Mileage Funds (2004-Present).

Brenda A. Cline (43)     Trustee since 2004        Vice President, Chief Financial Officer, Treasurer and Secretary,
301 Commerce Street                                Kimbell Art Foundation (1993-Present); Trustee, Texas Christian
Suite 2240                                         University (1999-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a
Fort Worth, Texas 76102                            Cook Children's Health Foundation) (2001-Present); Trustee, American
                                                   AAdvantage Funds (2004-Present); Trustee, American AAdvantage Mileage
                                                   Funds (2004-Present).

Richard A. Massman (61)  Trustee since 2004        Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                   (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American AAdvantage
                                                   Funds (2004-Present); Trustee, American AAdvantage Mileage Funds (2004-
                                                   Present).

The first sentence of the paragraph following the Trustee table on page 5 is hereby replaced with the following:

          The Select and AMR Trusts have an Audit Committee, consisting of Ms. Cline and Messrs. Bogart, Feld,
          Massman, O'Sullivan, Turner, and Youngblood.

The following is hereby inserted as the last sentence of the second paragraph on page 6, preceding the Trustee share ownership table:

          Ms. Cline and Messrs. Bogart and Massman were not elected as Trustees until August 2004.

The first sentence of the last paragraph on page 6 is hereby replaced with the following:

          As compensation for their services to the Select
          Trust, the AMR Trust, the American AAdvantage
          Funds and the American AAdvantage Mileage Funds
          (collectively, the "Trusts"), Mr. Feld and the
          Independent Trustees (other than Mr. O'Sullivan) and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager.

The following is hereby inserted as the last sentence of the last paragraph on page 6, preceding the Trustee compensation table:

          Ms. Cline and Messrs. Bogart and Massman were not elected as Trustees until August 2004.